Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 11,805	$ 2
Derivatives	1,008	0
Cash guarantees and deposits	46,173	1,616
Other non-current receivables	4,682	6
Lease receivables	330	1,263
Total non-current receivables	$ 63,998	$ 2,887